Condensed Consolidated Statements of Cash Flows - USD ($)	1 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Cash flows from operating activities:
Net (loss) income	$ 24,618,000	$ (172,806,000)	$ (28,975,504)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Unrealized loss (gain) on digital assets	(14,296,000)	154,829,000
Gain on extinguishment of debt		(5,933,000)
Change in fair value of digital assets			25,005,384
Realized loss on put option liability		914,000	(106,264)
Change in fair value of conversion feature -preferred units			(56,298,500)
Change in fair value of convertible notes conversion feature		(946,000)	(2,350,290)
Realized loss on digital assets		2,676,000	54,463,684
Change in fair value of derivative liability	(10,330,000)		(106,264)
Stock based compensation		7,263,000	442,043
Depreciation and amortization expenses		1,249,000	32,469
Amortization of discount and debt issuance costs on Convertible Notes		1,860,000	534,054
Amortization of right-of-use asset		128,000
Changes in operating assets and liabilities:
Accounts receivable			(45,000)
Prepaid expenses and other current assets	(10,000)	483,000	(1,879,466)
Other current assets			(257,389)
Accounts payable and other current liabilities	6,000	(1,717,000)	1,829,984
Deferred tax liabilities		(2,504,000)
Escrow account	(1,000,000)
Due to investors	1,000,000
Other non-current assets		18,000
Lease liability		(55,000)
Deferred revenue			1,000
Due to related party	12,000		111,981
Net cash used in operating activities		(14,541,000)	(7,491,814)
Cash flows from investing activities:
Purchases of digital assets	(476,000,000)	(35,953,000)	(983,296,700)
Sales of digital assets		6,861,000	462,036,316
Acquisition of CFO Silvia, net of cash acquired		(1,326,000)
Purchases of fixed assets		(306,000)	(84,582)
Net cash used in investing activities	(476,000,000)	(30,724,000)	(521,344,966)
Cash flows from financing activities:
Proceeds from promissory note, related party			1,777,581
Payments of promissory note, related party			(1,889,562)
Payments of Convertible Notes		(119,152,000)
Purchase of derivative securities		(1,653,000)
Taxes paid on RSU vesting		(1,011,000)
Settlement of derivative securities		(578,000)
Proceeds from Convertible Notes, net of debt discount			227,950,000
Payment of debt issuance costs			(9,682,916)
Proceeds from derivative securities		889,000	534,500
Proceeds from issuance of preferred units	476,000,000
Proceeds from reverse recapitalization, net			12,190,671
Purchase of treasury stock		(12,753,000)	(2,846,627)
Proceeds from sale of preferred units, net			487,507,479
Proceeds from sale of preferred units by related party			8,157,113
Net cash (used in) provided by financing activities	476,000,000	(134,258,000)	723,698,239
Net decrease in cash and cash equivalents		(179,523,000)	194,861,459
Cash, cash equivalents, and restricted cash, beginning of period		194,861,459
Cash and cash equivalents, end of period		15,338,000	194,861,459
Cash			19,973,574
Cash equivalents		15,300,000	25,002,553
Restricted cash			149,885,332
Non-cash investing and financing activities:
Conversion of due to related party to a promissory note, related party	12,000		111,981
Initial recognition of conversion feature liability	56,299,000		4,629,230
Conversion of preferred units to common stock			56,298,500
Issuance of common units pursuant to the Investment Consulting and Marketing Services Agreement, as recasted			$ 10,000
Common stock issued as consideration for CFO Silvia Acquisition		(15,992,000)
Share-settled earnout consideration for CFO Silvia Acquisition		(5,933,000)
Contribution of digital assets for preferred units	32,000,000
Contribution of digital assets for preferred units, related party	$ 8,500,000